Organization and Principal Activities (Details) - Lianluo Connection Medical Wearable Device Technology Co., Ltd [Member]	Jun. 30, 2020 USD ($)
Lianluo Smart Limited [Member]
Organization and Principal Activities (Textual)
Owner percentage	100.00%
Lianluo Smart Limited [Member] | RMB [Member]
Organization and Principal Activities (Textual)
Cash	$ 0
Beijing Dehaier [Member]
Organization and Principal Activities (Textual)
Owner percentage	100.00%